Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense	$ 55,000,000	$ 47,000,000	$ 210,000	$ 171,000